----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:   February 28, 1997
                                                    Estimated average burden
                                                    hours per response.....24.60
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


         Report for the Calendar Year or Quarter Ended September 30, 1999

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1620 Independent Square              Jacksonville           FL             32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Thad L. McNulty                      904-355-7700                      President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Jacksonville and State of Florida on the 12th day of February, 1999.


                                      Trinity Capital of Jacksonville, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ THAD L. MCNULTY
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                          Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

RPT: #34                                     TRINITY CAPITAL OF JACKSONVILLE, INC.                        TOP ACCOUNT      C02296694
                                             VALUATION REPORT - WITH VOTING RIGHTS                        BASE CURRENCY:   USD
                                                      SEPTEMBER 30, 1999                                  DATE  11-12-99

ITEM 1                         ITEM 2      ITEM 3      ITEM 4         ITEM 5           ITEM 6           ITEM 7        ITEM 8
------                         ------      ------      ------         ------           ------           ------        ------
                               TITLE                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                OF                      FAIR         SHARES OR   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  OTHER
NAME OF ISSUER                 CLASS       CUSIP       MARKET        PRINCIPAL   (A)     (B)      (C)    GERS    (A)    (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD BERMUDA          COMMON     G6852T105     2,432,500     70,000      70,000                         70,000
TERRA NOVA (BERMUDA) HLDGS-A   COMMON     G87615103    13,413,750    420,000     420,000                        420,000
XL CAPITAL LTD CL-A            COMMON     G98255105    11,700,000    260,000     260,000                        260,000
TOWER SEMICONDUCTOR LTD        COMMON     M87915100       720,876     79,000      79,000                         79,000
AMC ENTERTAINMENT INC          COMMON     001669100     1,443,926    103,600     103,600                        103,600
AT&T CORP LIBERTY MEDIA GROUP  COMMON     001957208    29,850,000    800,000     800,000                        800,000
AGRIBRANDS INTERNATIONAL INC   COMMON     00849R105       784,256     15,800      15,800                         15,800
AIRTRAN HOLDINGS INC           COMMON     00949P108       327,028     65,000      65,000                         65,000
AMAZON.COM INC                 COMMON     023135106     1,199,063     15,000      15,000                         15,000
AT HOME CORP SER-A             COMMON     045919107     2,486,250     60,000      60,000                         60,000
BANK NEW YORK INC              COMMON     064057102     6,018,750    180,000     180,000                        180,000
BERKSHIRE HATHAWAY INC CL-A    COMMON     084670108    11,000,000        200         200                            200
BERKSHIRE HATHAWAY INC. CL-B   COMMON     084670207     8,352,000       4500       4,500                          4,500
CBS CORPORATION                COMMON     12490K107     4,625,000    100,000     100,000                        100,000
CHILDREN'S PLACE RETAIL STORES COMMON     168905107     5,764,313    216,500     216,500                        216,500
COMMERCIAL FEDERAL CORP        COMMON     201647104       981,250     50,000      50,000                         50,000
COMPUTER LEARNING CENTERS INC  COMMON     205199102        57,525     15,600      15,600                         15,600
DENDRITE INTERNATIONAL         COMMON     248239105     2,901,150     61,400      61,400                         61,400
EG & G INC.                    COMMON     268457108    22,931,776    576,900     576,900                        576,900
ETOYS INC.                     COMMON     297862104     9,984,376    150,000     150,000                        150,000
FILA HOLDING S.P.A.            COMMON     316850106       875,000     70,000      70,000                         70,000
FIRSTCITY LIQUIDATING TRUST    COMMON     33762E108       290,406     12,800      12,800                         12,800
FIRSTPLUS FINANCIAL GROUP INC  COMMON     33763B103        14,800     40,000      40,000                         40,000
4 KIDS ENTERTAINMENT INC       COMMON     350865101     5,625,000    180,000     180,000                        180,000
GELTEX PHARMACEUTICALS INC     COMMON     368538104       445,000     40,000      40,000                         40,000
HEALTH MANAGEMENT ASSOC. CL A  COMMON     421933102     3,875,000    500,000     500,000                        500,000
HEALTHEON CORPORATION          COMMON     422209106     1,850,000     50,000      50,000                         50,000
INTERNATIONAL SPEEDWAY
  CORP CL-B                    COMMON     460335300     9,846,500    188,000     188,000                        188,000
JOURNAL REGISTER CO            COMMON     481138105     6,439,126    468,300     468,300                        468,300
MARKEL CORP                    COMMON     570535104    14,018,813     77,000      77,000                         77,000
MICROSOFT CORP.                COMMON     594918104     2,716,876     30,000      30,000                         30,000
NET2PHONE INC                  COMMON     64108N106       521,250     10,000      10,000                         10,000
NOKIA CORP SPON ADR            COMMON     654902204     8,987,500    100,000     100,000                        100,000
PIXAR INC                      COMMON     725811103     1,316,876     35,000      35,000                         35,000
PRICELINE.COM INC              COMMON     741503106     1,580,250     24,500      24,500                         24,500
PULITZER INC                   COMMON     745769109    36,350,000    800,000     800,000                        800,000
REALNETWORKS, INC.             COMMON     75605L104     2,091,250     20,000      20,000                         20,000
SABRATEK CORP                  COMMON     78571U108       239,063     85,000      85,000                         85,000
SALTON INC                     COMMON     795757103     4,172,600    134,600     134,600                        134,600
SCRIPPS CO E.W. CL-A (NEW)     COMMON     811054204     4,912,500    100,000     100,000                        100,000
SECURITY ASSOCIATES INTLINC    COMMON     813764305       116,438     40,500      40,500                         40,500
SPORTSLINE USA INC             COMMON     848934105       591,250     20,000      20,000                         20,000
SUNRISE TECHNOLOGIES INTL INC  COMMON     86769L103       566,244    120,000     120,000                        120,000
SWIFT ENERGY COMPANY           COMMON     870738101       757,500     60,000      60,000                         60,000
THE TOPPS COMPANY INC          COMMON     890786106     2,103,750    280,500     280,500                        280,500
TRAVEL SERVICES INTL INC       COMMON     894169101     2,932,500    255,000     255,000                        255,000
USA NETWORKS INC               COMMON     902984103     5,812,500    150,000     150,000                        150,000
US ONCOLOGY INC                COMMON     90338W103     1,162,810    128,310     128,310                        128,310
VIVUS INC                      COMMON     928551100       369,681    130,000     130,000                        130,000

                                              TOTAL   257,554,272
                                                      -----------